UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-07021

                      (Investment Company Act File Number)


                    Federated Investment Series Funds, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS

FEDERATED BOND FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                   CORPORATE BONDS--63.7%
                   BASIC INDUSTRY - CHEMICALS--0.8%
  $  3,760,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                        $     3,612,206
     4,900,000 1,2 Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020                                                  4,336,500
                      TOTAL                                                                                                7,948,706
                   BASIC INDUSTRY - METALS & MINING--3.1%
     2,500,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                      2,534,492
     3,760,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                              3,760,094
     5,000,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                  4,852,400
     7,359,000     Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                                               7,382,445
     3,325,000 1,2 Codelco, Inc., Bond, 5.625%, 9/21/2035                                                                  3,195,443
     4,050,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                               3,902,749
     2,500,000     Noranda, Inc., 6.00%, 10/15/2015                                                                        2,604,151
     3,285,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                                  3,477,994
     1,500,000 1,2 Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                                            1,506,338
                      TOTAL                                                                                               33,216,106
                   BASIC INDUSTRY - PAPER--2.1%
     2,600,000     International Paper Co., 4.25%, 1/15/2009                                                               2,556,050
     6,980,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                              7,622,621
     2,850,000     Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                   2,529,375
     5,000,000     Westvaco Corp., 7.65%, 3/15/2027                                                                        5,367,846
     3,750,000     Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                               4,113,146
                      TOTAL                                                                                               22,189,038
                   CAPITAL GOODS - AEROSPACE & DEFENSE--0.7%
     3,650,000 1,2 BAE Systems Holdings, Inc., 5.20%, 8/15/2015                                                            3,599,283
     1,129,000     Raytheon Co., Note, 6.75%, 8/15/2007                                                                    1,135,427
     2,840,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                            2,873,463
                      TOTAL                                                                                                7,608,173
                   CAPITAL GOODS - BUILDING MATERIALS--0.8%
     2,700,000     CRH America, Inc., 5.30%, 10/15/2013                                                                    2,666,942
     5,500,000     Masco Corp., Note, 5.875%, 7/15/2012                                                                    5,607,505
                      TOTAL                                                                                                8,274,447
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--1.8%
     2,940,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                                           3,218,086
     1,580,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                1,672,486
     3,230,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                                3,284,409
     2,025,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                             2,101,342
     4,600,000 1,2 Tyco International Group SA , Note, 4.436%, 6/15/2007                                                   4,584,847
     3,500,000     Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013                                       3,728,598
                      TOTAL                                                                                               18,589,768
                   CAPITAL GOODS - ENVIRONMENTAL--1.6%
       500,000     Republic Services, Inc., Note, 6.086%, 3/15/2035                                                          506,498
       600,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                                           634,404
     8,210,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                                           8,500,763
     7,475,000     Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007                                                     7,555,108
                      TOTAL                                                                                               17,196,773
                   COMMUNICATIONS - MEDIA & CABLE--2.0%
       900,000     Comcast Corp., 7.05%, 3/15/2033                                                                         1,005,543
     4,700,000     Comcast Corp., 7.125%, 6/15/2013                                                                        5,154,274
     5,480,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                      5,867,298
     4,630,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                               4,569,574
     5,010,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                               5,002,340
                      TOTAL                                                                                               21,599,029
                   COMMUNICATIONS - MEDIA NONCABLE--0.7%
       615,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                      653,714
     6,880,000     Grupo Televisa S.A., 6.625%, 3/18/2025                                                                  7,243,264
                      TOTAL                                                                                                7,896,978
                   COMMUNICATIONS - TELECOM WIRELESS--1.7%
     6,540,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                           8,713,791
     3,100,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                      3,128,365
     1,860,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                           2,089,186
       800,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                                      806,023
     2,960,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                             2,966,160
                      TOTAL                                                                                               17,703,525
                   COMMUNICATIONS - TELECOM WIRELINES--3.0%
     3,810,000     BellSouth Corp., 5.20%, 9/15/2014                                                                       3,791,955
     2,620,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           2,914,750
     1,040,000     Embarq Corp., 6.738%, 6/1/2013                                                                          1,081,026
     4,940,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                                       5,011,108
     3,870,000     SBC Communications, Inc., 5.10%, 9/15/2014                                                              3,816,135
     2,580,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                     2,872,238
     7,050,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                            6,956,587
     4,931,000     Verizon Global Funding, Note, 7.25%, 12/1/2010                                                          5,292,682
                      TOTAL                                                                                               31,736,481
                   CONSUMER CYCLICAL - AUTOMOTIVE--2.5%
     5,000,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                          5,255,335
     7,740,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                    7,647,988
     3,250,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      3,292,172
     2,530,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       2,797,654
     2,100,000     General Motors Corp., Note, 9.45%, 11/1/2011                                                            2,115,750
     4,800,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                      4,840,024
                      TOTAL                                                                                               25,948,923
                   CONSUMER CYCLICAL - ENTERTAINMENT--1.5%
     6,000,000     Carnival Corp., 3.75%, 11/15/2007                                                                       5,936,154
     4,020,000     International Speedway Corp., 4.20%, 4/15/2009                                                          3,926,531
     2,500,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                    2,532,779
     3,800,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                 3,903,057
                      TOTAL                                                                                               16,298,521
                   CONSUMER CYCLICAL - LODGING--0.2%
     1,530,000 1,2 Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                                             1,534,725
                   CONSUMER CYCLICAL - RETAILERS--0.7%
     2,198,510 1,2 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                           2,114,713
       500,000     CVS Corp., Sr. Note, 5.75%, 8/15/2011                                                                     511,884
     2,180,000     Costco Wholesale Corp., 5.30%, 3/15/2012                                                                2,208,398
     2,560,000     Target Corp., Note, 5.875%, 7/15/2016                                                                   2,677,505
                      TOTAL                                                                                                7,512,500
                   CONSUMER CYCLICAL - SERVICES--0.8%
     7,475,000     Boston University, 7.625%, 7/15/2097                                                                    8,789,008
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--1.6%
     3,030,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                                    3,086,199
     2,550,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                               2,594,334
     2,420,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                             2,455,017
     2,000,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                    2,037,936
     3,630,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                                3,797,747
     3,220,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                    3,431,066
                      TOTAL                                                                                               17,402,299
                   CONSUMER NON-CYCLICAL HEALTH CARE--0.8%
     2,200,000     Anthem, Inc., 6.80%, 8/1/2012                                                                           2,365,550
     2,040,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                      1,993,680
     2,630,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                          2,561,473
     1,660,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                1,579,568
                      TOTAL                                                                                                8,500,271
                   CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.9%
     3,660,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                 3,550,117
     1,920,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                             2,128,150
     4,000,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                    4,066,652
                      TOTAL                                                                                                9,744,919
                   CONSUMER NON-CYCLICAL TOBACCO--0.2%
     1,375,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                   1,384,549
     1,000,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                              1,096,978
                      TOTAL                                                                                                2,481,527
                   ENERGY - INDEPENDENT--1.7%
     4,240,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                            4,306,118
       460,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                         444,815
     5,890,000     Canadian Natural Resources Ltd., 5.85%, 2/1/2035                                                        5,686,793
       495,000     Pemex Project Funding Master, 5.75%, 12/15/2015                                                           492,921
     3,450,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                     3,851,235
     3,648,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                     3,561,155
                      TOTAL                                                                                               18,343,037
                   ENERGY - INTEGRATED--2.0%
     4,100,000     Conoco, Inc., 7.25%, 10/15/2031                                                                         4,907,661
     3,000,000     Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028                                                     3,144,999
       450,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                   510,986
     4,650,000     Petro-Canada, Bond, 5.35%, 7/15/2033                                                                    4,213,487
       220,000     Petro-Canada, Deb., 7.00%, 11/15/2028                                                                     240,195
     3,570,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                      3,608,021
     4,150,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                          4,147,053
                      TOTAL                                                                                               20,772,402
                   ENERGY - OIL FIELD SERVICES--0.0%
       210,000     Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019                                                          239,046
                   ENERGY - REFINING-0.3%
     2,250,000     Valero Energy Corp., 7.50%, 4/15/2032                                                                   2,667,313
                   FINANCIAL INSTITUTION - BANKING--11.3%
     4,000,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                        4,081,386
     5,000,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                   5,118,420
     4,180,000     Capital One Capital IV, 6.745%, 2/17/2037                                                               4,266,944
     6,175,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                        6,259,168
     2,876,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                                       3,009,751
     5,350,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         5,722,348
     4,720,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                        4,810,277
     6,000,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                 6,060,811
     2,200,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                    2,185,908
     2,770,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                                    2,707,871
     3,500,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                 3,781,340
       870,000     J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                                    1,094,996
    13,900,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                  13,821,145
     3,975,000     Manufacturers & Traders Trust Co.,, Sub. Note, 5.629%, 12/1/2021                                        3,991,818
     5,000,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                           4,917,331
     1,790,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                                        1,814,070
     1,170,000     PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017                                                          1,193,382
     4,020,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                          4,259,916
     2,520,000     Popular North America, Inc., 5.65%, 4/15/2009                                                           2,537,318
    10,511,111 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                                         12,093,116
     3,870,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                      3,815,228
     1,700,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                            1,703,691
     5,580,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                                           5,500,395
     5,000,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                    4,854,180
     3,440,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                         3,351,278
       500,000     Washington Mutual Bank, 5.125%, 1/15/2015                                                                 489,460
     2,400,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                    2,545,719
     3,370,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                             3,374,910
                      TOTAL                                                                                              119,362,177
                   FINANCIAL INSTITUTION - BROKERAGE--2.4%
     8,140,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                   7,995,597
     4,255,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                       5,205,233
     1,000,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                                                984,776
     2,900,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                            3,036,801
       190,000     Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                                            200,385
     2,100,000     Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                                                 2,153,441
     1,200,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                        1,235,978
     1,020,000     Nuveen Investments, 5.00%, 9/15/2010                                                                    1,011,420
     1,020,000     Nuveen Investments, 5.50%, 9/15/2015                                                                    1,005,912
     2,174,913 1,2 World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013                                        2,298,177
                      TOTAL                                                                                               25,127,720
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--3.1%
     5,000,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                          4,944,199
     4,295,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                           4,221,094
     4,050,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                     4,158,845
       115,000     Heller Financial, Inc., Note, 7.375%, 11/1/2009                                                           121,686
     1,500,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                               1,527,765
     3,100,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                     3,083,234
     3,090,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             3,073,179
     8,790,000     SLM Corp., Floating Rate Note, 3.97%, 12/15/2014                                                        7,751,057
     3,250,000     Susa Partnership LP, 8.20%, 6/1/2017                                                                    3,884,611
                      TOTAL                                                                                               32,765,670
                   FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
       810,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                     830,460
                   FINANCIAL INSTITUTION - INSURANCE - LIFE--2.3%
     2,750,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                   3,612,805
     2,950,000     Delphi Financial Group, Inc., 9.31%, 3/25/2027                                                          3,090,131
     7,800,000 1,2 Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027                                            8,310,025
     4,000,000 1,2 Pacific LifeCorp., Bond, 6.60%, 9/15/2033                                                               4,394,747
     3,950,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                                                4,450,828
                      TOTAL                                                                                               23,858,536
                   FINANCIAL INSTITUTION - INSURANCE - P&C--1.9%
     3,170,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                                      3,230,590
       540,000     CNA Financial Corp., 6.50%, 8/15/2016                                                                     567,274
     1,370,000     CNA Financial Corp., Note, 6.00%, 8/15/2011                                                             1,402,501
     1,710,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                 1,792,941
     4,000,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                              4,014,821
     3,900,000 1,2 Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007                                                3,916,353
       265,000     The Travelers Cos., Inc. , Sr. Unsecd. Note, 5.50%, 12/1/2015                                             268,499
     1,000,000 1,2 USF&G Corp., 8.312%, 7/1/2046                                                                           1,210,486
     4,040,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                               4,141,687
                      TOTAL                                                                                               20,545,152
                   FINANCIAL INSTITUTION - REITS--0.6%
     2,000,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                2,031,283
     1,390,000     Health Care Property Investors, Inc., 5.95%, 9/15/2011                                                  1,416,739
       185,000     Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                                                            192,216
       430,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                              454,629
     2,330,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                                       2,374,875
                      TOTAL                                                                                                6,469,742
                   FOREIGN-LOCAL-GOV'T--0.8%
     7,900,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                8,209,357
                   MUNICIPAL SERVICES--0.5%
     1,825,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                           1,820,565
     2,980,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                                                2,979,970
                      TOTAL                                                                                                4,800,535
                   SOVEREIGN--1.7%
     3,500,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                                          4,009,611
     2,715,000     United Mexican States, Series MTNA, 6.75%, 9/27/2034                                                    2,973,197
     6,500,000     United Mexican States, 6.625%, 3/3/2015                                                                 6,973,200
     3,600,000     United Mexican States, Note, 9.875%, 2/1/2010                                                           4,052,340
                      TOTAL                                                                                               18,008,348
                   TECHNOLOGY--1.2%
     3,745,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                             3,778,646
     1,100,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                             1,222,197
     1,500,000     Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                                              1,514,205
       965,000     IBM Corp., Deb., 8.375%, 11/1/2019                                                                      1,224,378
     5,120,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                             5,119,555
                      TOTAL                                                                                               12,858,981
                   TRANSPORTATION - AIRLINES--0.5%
       710,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                   741,656
     1,995,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                          2,216,970
     2,070,000     Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014                                                  2,024,905
                      TOTAL                                                                                                4,983,531
                   TRANSPORTATION - RAILROADS--1.1%
     1,200,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                   1,163,939
     2,388,921     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                                    2,713,163
     3,150,000     Canadian Pacific RR, 7.125%, 10/15/2031                                                                 3,742,433
       655,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                            691,433
     3,580,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                  3,454,646
                      TOTAL                                                                                               11,765,614
                   TRANSPORTATION - SERVICES--0.8%
     7,300,000     FedEx Corp., Note, 2.65%, 4/1/2007                                                                      7,284,283
     1,570,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                     1,585,569
                      TOTAL                                                                                                8,869,852
                   UTILITY - ELECTRIC--2.9%
     1,530,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                                1,511,744
     1,310,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                             1,339,494
     2,390,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                          2,339,276
     2,000,000     Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035                                                2,030,030
     2,765,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                          2,849,061
     5,150,000     Enersis S.A., Note, 7.40%, 12/1/2016                                                                    5,746,973
     1,835,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036                                              1,812,555
     1,000,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                     1,092,705
     1,670,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                1,762,327
     1,410,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                             1,465,517
     2,925,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                                               2,837,132
     4,000,000     Public Service Electric & Gas Co., 4.00%, 11/1/2008                                                     3,934,599
     2,020,000     Westar Energy, Inc., 5.875%, 7/15/2036                                                                  1,967,221
                      TOTAL                                                                                               30,688,634
                   UTILITY - NATURAL GAS DISTRIBUTOR--0.7%
     7,395,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                   7,194,074
                   UTILITY - NATURAL GAS PIPELINES--0.3%
     3,300,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                    3,160,069
                      TOTAL CORPORATE BONDS                                                                              673,691,967
                      (IDENTIFIED COST $663,363,918)
                   CORPORATE NOTES--0.4%
                   COMMUNICATIONS - TELECOM WIRELINES--0.4%
     4,595,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,135)                            4,535,518
                   MORTGAGE-BACKED SECURITIES--0.0%
        15,388     Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029                                             15,631
        17,943     Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029                                             18,226
         4,711     Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029                                              4,785
         9,409     Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029                                              9,666
        20,949     Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011                                             21,277
        15,003     Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017                                        16,214
        17,069     Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028                                        17,765
         9,071     Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028                                         9,415
        16,544     Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013                                        16,925
        15,827     Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028                                        16,426
        56,427     Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028                                       57,995
        45,265     Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029                                        46,523
        11,264     Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027                                   11,826
         5,098     Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028                                     5,319
        22,921     Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023                                   24,333
        16,194     Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017                                   17,683
        13,834     Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023                                   14,434
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                       324,443
                      (IDENTIFIED COST $314,506 )
                   MUNICIPALS--1.6%
     6,050,000     Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018                               6,182,011
     3,090,000     McKeesport, PA, Taxable G.O.  Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020           3,154,828
     4,675,000     Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015                       4,777,663
     2,080,000     Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026                           2,617,618
                      TOTAL MUNICIPALS                                                                                    16,732,120
                      (IDENTIFIED COST $15,865,756)
                   COMMON STOCKS--0.0%
                   FINANCE--0.0%
        10,585   3 Arcadia Financial Ltd., Warrants                                                                                0
                   UTILITY - ELECTRIC--0.0%
            45   3 NRG Energy, Inc.                                                                                            2,981
                      TOTAL COMMON STOCKS                                                                                      2,981
                      (IDENTIFIED COST $2,041)
                   PREFERRED STOCKS--1.7%
                   FINANCIAL INSTITUTION - BANKING--0.6%
       138,000     Citigroup, Inc., Cumulative Pfd., Series F, $3.18 Annual Dividend                                       6,934,500
                   FINANCIAL INSTITUTION - BROKERAGE--0.6%
       130,000     Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend                                             6,583,200
                   FINANCIAL INSTITUTION - REITS--0.5%
        80,000     Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend                         4,708,000
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $15,816,388)                                                18,225,700
                   ASSET-BACKED SECURITIES--0.1%
                   HOME EQUITY LOAN--0.1%
       556,627 1,2 125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029                                             556,627
                   (IDENTIFIED COST $556,367)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                   COMMERCIAL MORTGAGE--0.0%
       322,960     Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030                                                   324,575
                   NON-AGENCY MORTGAGE--0.0%
        74,527 1,2 SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 6.1624%, 1/28/2027                                 58,876
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                               (IDENTIFIED COST               383,451
                      $456,912)
                   U.S. TREASURY--3.0%
     3,000,000     United States Treasury Note, 4.25%, 11/15/2014                                                          2,942,016
     1,300,000     United States Treasury Note, 4.50%, 11/30/2011                                                          1,298,559
    11,500,000 4,5 United States Treasury Note, 4.75%, 3/31/2011                                                          11,597,575
    16,000,000   4 United States Treasury Note, 4.875%, 4/30/2011                                                         16,212,874
                      TOTAL U.S. TREASURY                                                                                 32,051,024
                      (IDENTIFIED COST $31,479,660)
                   MUTUAL FUNDS--28.56
        21,164     Federated Mortgage Core Portfolio                                                                         209,730
    60,017,019     Federated Prime Value Obligations Fund, Institutional Shares                                           60,017,019
    34,612,440     High-Yield Bond Portfolio                                                                             240,902,582
                      TOTAL MUTUAL FUNDS                                                                                 301,129,331
                      (IDENTIFIED COST $362,379,279)
                   REPURCHASE AGREEMENTS-2.0%
  $ 10,934,000     Interest in $2,000,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which               10,934,000
                   Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/24/2042 for $2,000,296,667 on 3/1/2007. The market value of the underlying securities at the end of the period was $2,060,003,430 (purchased with proceeds from securities lending collateral).
    10,000,000     Interest in $3,300,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which ING           10,000,000
                   Financial Markets LLC will repurchase a U.S. Treasury Security and U.S. Government Agency
                   securities with various maturities to 12/1/2036 for $3,300,489,500 on 3/1/2007. The market value of the underlying securities at the end of the period was $3,370,455,305 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               20,934,000
                      TOTAL INVESTMENTS-101.0%                                                                         1,068,567,162
                      (IDENTIFIED COST $1,115,761,962)7
                      OTHER ASSETS AND LIABILITES- NET-(1.0)%                                                           (10,778,058)
                      TOTAL NET ASSETS-100%                                                                          $ 1,057,789,104

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $112,524,867, which represented 10.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At February 28, 2007, these liquid restricted securities amounted to $112,524,867, which represented 10.6% of total net assets.

3    Non-income producing security.

4    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated brokers/dealers.

     As of February 28, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED     MARKET VALUE OF COLLATERAL
     $20,222,714                                          $20,934,000

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

6    Affiliated companies.

7 At February 28, 2007, the cost of investments for federal tax purposes was $1,119,679,428. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $51,112,266. This consists of net unrealized appreciation from investments for those securitites having an excess of value over cost of $21,400,097 and net unrealized depreciaiton from investments for those securities having an excess of cost over value of $72,512,363.



At February  28,  2007,  the Fund had the  following  outstanding  long  futures contracts:
 CONTRACTS3                                               NOTIONAL   EXPIRATION UNREALIZED APPRECIATION
                                     NUMBER OF CONTRACTS    VALUE       DATE
 U.S. Treasury Notes 10-Year Futures 560                 $60,812,528 June 2007         $496,420
 U.S. Treasury Notes 5-Year Futures  300                 $31,785,930 June 2007         $208,940


   At February 28, 2007, the Fund had the following outstanding credit default swap:

 CREDIT DEFAULT SWAPS REFERENCE ENTITY     BUY/SELL PAY/RECEIVE EXPIRATION DATE NOTIONAL AMOUNT UNREALIZED DEPRECIATION
 COUNTERPARTY                                       FIXED RATE
 Goldman              Dow Jones CDXHY6 100 Sell     3.25%       12/20/2011      $24,000,000                  $(790,262)
 Sachs LLP


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors.

The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


The following acronyms are used throughout this portfolio:

 FSA   --Financial Security Assurance
 GTD   --Guaranteed
 INS   --Insured
 LOC   --Letter of Credit
 REITs --Real Estate Investment Trusts



INSERT PORTFOLIO

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INVESTMENT SERIES FUNDS, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007